Equity settled share-based transactions - RSUs outstanding (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	2,360,267	0
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	1,690,766	14,748,217
Restricted Share Units | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	1,636,011	11,900,009
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	43,045	2,033,151
Restricted Share Units | Third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units outstanding	11,710	815,057